Sales of Equity Method Investments - Additional Information (Q3) (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
	Jun. 24, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Equity Method Investments [Line Items]
Success Based Fee						$ 1.9
Gain (Loss) on Disposition of Stock in Subsidiary			$ 0.2	$ 0.4	$ 0.3
Business Combination Contingent Consideration Receivable				$ 14.0
Escrow released payment received		$ 0.2
Dimension [Member]
Schedule Of Equity Method Investments [Line Items]
Business Combination, Contingent Consideration Arrangements, Description				The sales agreement with Dimension includes an earnout provision which provides the potential to receive an additional contingent consideration of up to approximately $14.0 million through December 2024, based on Dimension achieving certain performance milestones. This potential earnout is calculated each quarter starting January 1, 2022. The potential payment is calculated as $200 per the number of kilowatts constituting each Notice To Proceed (NTP) megawatt (MW) achieved during such quarterly earnout period, provided that no earnout amount is payable in respect to the first 100 NTP MW achieved in any earnout year. The sales agreement also includes a projects escrow release which is an additional contingent consideration to receive $7 million based on Dimension’s completion of certain construction projects currently in progress
Dimension Energy LLC
Schedule Of Equity Method Investments [Line Items]
Ownership percentage							23.60%	23.70%
Gain (Loss) on Sale of Equity Investments				$ 20.8
Dimension Energy LLC | Common Class A
Schedule Of Equity Method Investments [Line Items]
Number of Share Disposed	4,791,566
Ownership percentage	23.00%						24.00%	24.00%
Ownership value	$ 22.0
Success Based Fee	$ 1.9